(Loss) earnings per share amounts (Tables)	12 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Components of Basic and Diluted (loss) Earnings Per Share

The components of basic and diluted (loss) earnings per share were as follows:

	Year ended March 31,
	2016	2015	2014
Net (loss) income available to common shareholders	$(60,903)	$24,128	$20,544
Weighted-average number of shares outstanding	12,197,167	12,158,169	12,099,703
Effect of dilutive securities	—	493,643	582,314

Weighted-average diluted shares	12,197,167	12,651,812	12,682,017

Basic (loss) earnings per share	$(4.99)	$1.98	$1.70
Diluted (loss) earnings per share	$(4.99)	$1.91	$1.62